Property and Equipment	12 Months Ended
Mar. 31, 2025
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

At March 31, 2025 and 2024, property and equipment consisted of the following:

	As of March 31,
	2025	2024
Machinery	$6,988	$6,837
Motor vehicles	1,189	1,086
Office equipment	1,501	1,328
Furniture and fixtures	800	797
Leasehold improvements	813	805
Leasehold property	7,228	7,193
Assets under construction	87	-
	18,606	18,046
Less: accumulated depreciation	(8,920)	(7,964)
Total	$9,686	$10,082

Depreciation expense was approximately $1,483 and approximately $1,640 for the years ended March 31, 2025 and 2024, respectively. During the year ended March 31, 2025 and 2024, the Company disposed of property and equipment with a net asset value of $527 and $107 for proceeds of $67 and $102, respectively.

Primech A&P holds a sixty (60) year leasehold interest in 23 Ubi Crescent Singapore (expiring July 2057) and a sixty (60) year leasehold interest in 25 Ubi Crescent Singapore (expiring July 2057). CSG Industries holds a thirty (30) years interest (expiring in February 2038) in 50 Tuas Avenue 11 #01-22 Tuas Lot Singapore 639107.